Interests in other entities - Disclosure of Interests in Joint Ventures and Associates (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interests In Other Entities [Abstract]
Aggregate carrying amount of individually immaterial joint ventures and associates	€ 118	€ 150	€ 230
Aggregate amount of the Group's share of:
Income / (loss) from continuing operations	443	(63)	(111)
Other comprehensive loss	0	(17)	0
Total comprehensive income / (loss)	€ 443	€ (80)	€ (111)